Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Note 1 [Member]
Note Date	[1]	Dec. 01, 2015
Maturity Date	[1]	Feb. 08, 2021
Interest Rate	[1]	12.00%
Original Borrowing	[1]	$ 1,249,000
Note 2 [Member]
Note Date	[2]	Dec. 01, 2015
Maturity Date	[2]	Feb. 08, 2021
Interest Rate	[2]	12.00%
Original Borrowing	[2]	$ 189,000
Note 3 [Member]
Note Date	[3]	Dec. 01, 2015
Maturity Date	[3]	Apr. 01, 2017
Interest Rate	[3]	12.00%
Original Borrowing	[3]	$ 112,000
Note 4 [Member]
Note Date	[4]	Apr. 04, 2016
Maturity Date	[4]	Jun. 04, 2021
Interest Rate	[4]	12.00%
Original Borrowing	[4]	$ 343,000
Note 5 [Member]
Note Date	[5]	Apr. 04, 2016
Maturity Date	[5]	Dec. 04, 2018
Interest Rate	[5]	12.00%
Original Borrowing	[5]	$ 122,000
Convertible Notes Payable [Member]
Total convertible notes payable		1,900,000	$ 1,695,000
Debt discount		(1,082,000)	(675,000)
Total convertible notes payable , net of debt discount		$ 818,000	1,020,000
Convertible Notes Payable [Member] | Note 1 [Member]
Note Date	[6]	Apr. 03, 2016
Maturity Date	[6]	Apr. 04, 2018
Interest Rate	[6]	12.00%
Original Borrowing	[6]	$ 680,000
Total convertible notes payable	[6]		680,000
Convertible Notes Payable [Member] | Note 2 [Member]
Note Date Description	[7]	June and August 2017
Interest Rate	[7]	5.00%
Original Borrowing	[7]	$ 220,000
Maturity Date, Description	[7]	February and March 2018
Total convertible notes payable	[7]		220,000
Convertible Notes Payable [Member] | Note 3 [Member]
Note Date Description	[8]	Various
Interest Rate	[8]	5.00%
Original Borrowing	[8]	$ 320,000
Maturity Date, Description	[8]	Various
Total convertible notes payable	[8]		320,000
Convertible Notes Payable [Member] | Note 4 [Member]
Note Date	[9]	Dec. 08, 2017
Maturity Date	[9]	Dec. 08, 2018
Interest Rate	[9]	8.00%
Original Borrowing	[9]	$ 370,000
Total convertible notes payable	[9]		370,000
Convertible Notes Payable [Member] | Note 5 [Member]
Note Date	[10]	Dec. 13, 2017
Maturity Date	[10]	Sep. 20, 2018
Interest Rate	[10]	8.00%
Original Borrowing	[10]	$ 105,000
Total convertible notes payable	[10]		105,000
Convertible Notes Payable [Member] | Note 6 [Member]
Note Date	[11]	Oct. 19, 2018
Maturity Date	[11]	Apr. 19, 2019
Interest Rate	[11]	10.00%
Original Borrowing	[11]	$ 1,500,000
Total convertible notes payable	[11]	$ 1,500,000
Convertible Notes Payable [Member] | Note 7 [Member]
Note Date	[12]	Oct. 30, 2018
Maturity Date	[12]	Apr. 29, 2019
Interest Rate	[12]	5.00%
Original Borrowing	[12]	$ 400,000
Total convertible notes payable	[12]	$ 400,000

[1]	On December 1, 2015, the Company issued a convertible note payable to Mr. Rory J. Cutaia, the Company's majority stockholder and Chief Executive Officer, to consolidate all loans and advances made by Mr. Cutaia to the Company as of that date. The note bore interest at a rate of 12% per annum, was secured by the Company's assets, and matured on April 1, 2017. Pursuant to the terms of the agreement, at Mr. Cutaia's discretion, he could convert up to 30%, or $375,000, of the outstanding principal, plus accrued interest thereon, into shares of Common Stock at a conversion rate of $1.05 per share. On May 4, 2017, the Company entered into an extension agreement with Mr. Cutaia to extend the maturity date of the note from April 1, 2017 to August 1, 2018. In consideration, the Company issued Mr. Cutaia a three-year warrant to purchase up to 117,013 shares of Common Stock at a price of $5.33 per share with a fair value of $517,000. All other terms of the note remain unchanged. The Company determined that the extension of the note's maturity resulted in a debt extinguishment for accounting purposes since the fair value of the warrants granted was more than 10% of the original value of the convertible note. As result, the Company recorded the fair value of the new note, which approximated the original carrying value $1,199,000 and expensed the fair value of the warrants granted of $517,000 as debt extinguishment costs. As of December 31, 2017, total outstanding balance of the note amounted to $1,199,000. On August 8, 2018, the Company entered into an extension agreement with Mr. Cutaia to extend the maturity date of the note to February 8, 2021. In consideration for extending the note the Company issued Mr. Cutaia warrants exercisable for up to 163,113 shares of Common Stock with a fair market value of $1,075,000. The Company determined that the extension of the note's maturity date resulted in a debt extinguishment for accounting purposes since the fair value of the warrants granted was more than 10% of the original value of the convertible note. As result, the Company recorded the fair value of the new note which approximates the original carrying value $1,199,000 and expensed the entire fair value of the warrants granted, or $1,075,000 as a debt extinguishment cost. On September 30, 2018, Mr. Cutaia converted the convertible principal balance of $375,000 at $1.05 per share into 356,824 shares of restricted Common Stock. As of December 31, 2018, the outstanding balance of the note amounted to $825,000.
[2]	On December 1, 2015, the Company issued a convertible note with Mr. Cutaia in the amount of $189,000 representing a portion of Mr. Cutaia's accrued salary for 2015. The note was unsecured, bore interest at a rate of 12% per annum, and matured in April 2017. The note was convertible into shares of Common Stock at a conversion price of $1.05 per share. On May 4, 2017, the Company entered into an extension agreement with Mr. Cutaia to extend the maturity date of the note from April 1, 2017 to August 1, 2018. All other terms of the note remain unchanged and there were no additional compensation or incentive given. As of December 31, 2017, the outstanding balance of the note amounted to $189,000. On September 30, 2018, Mr. Cutaia converted the entire outstanding principal amount of $189,000 into 180,000 shares of restricted Common Stock.
[3]	On December 1, 2015, the Company issued a note payable to a former member of the Company's board of directors, in the amount of $112,000 representing unpaid consulting fees as of November 30, 2015. The note is unsecured, bears interest rate of 12% per annum, and matured in April 2017. As of December 31, 2017, and 2018, the outstanding principal balance of the note was equal to $112,000. As of December 31, 2018, the note was past due, and remains past due. The Company is currently in negotiations with the noteholder to settle the past due note.
[4]	On April 4, 2016, the Company issued a convertible note to Mr. Cutaia, in the amount of $343,000 to consolidate all advances made by Mr. Cutaia to the Company during the period December 2015 through March 2016. The note bore interest at a rate of 12% per annum, was secured by the Company's assets, and matured on August 4, 2017. Pursuant to the terms of the note, a total of 30%, or $103,000, of the note principal can be converted to shares of Common Stock at a conversion price $1.05 per share. On August 4, 2017, the Company entered into an extension agreement with Mr. Cutaia to extend the maturity date of the note from August 4, 2017 to December 4, 2018. In consideration for extending the note's maturity, the Company issued Mr. Cutaia warrants to purchase up to 88,610 shares of Common Stock at a price of $2.25 per share with a fair value of $172,000. All other terms of the note remain unchanged. The Company determined that the extension of the note's maturity resulted in a debt extinguishment for accounting purposes since the fair value of the warrants granted was more than 10% of the recorded value of the original convertible note. As a result, the Company recorded the fair value of the new note, which approximated the original carrying value $343,000 and expensed the entire fair value of the warrants granted of $172,000 as part of loss on debt extinguishment. As of December 31, 2017, the outstanding balance of the note was $343,000. On September 30, 2018, Mr. Cutaia converted the 30% principal amount of the note, or $103,000 into 98,093 shares of restricted Common Stock. On December 4, 2018, the Company entered into an extension agreement with Mr. Cutaia to extend the maturity date of the note to June 4, 2021. In consideration for extending the note, the Company issued Mr. Cutaia warrants to purchase up to 23,562 shares of Common Stock, with a fair market value of the warrants totaling $111,000. The Company determined that the extension of the note's maturity resulted in a debt extinguishment for accounting purposes since the fair value of the warrants granted was more than 10% of the original value of the convertible note. As result, the Company recorded the fair value of the new note, which approximates the original carrying value of $343,000 and expensed the entire fair value of the warrants granted of $111,000 as part of loss on debt extinguishment. As of December 31, 2018, the outstanding balance of the note amounted to $240,000.
[5]	On April 4, 2016, the Company issued a convertible note payable to Mr. Cutaia in the amount of $122,000, representing his unpaid salary from December 2015 through March 2016. The note was unsecured, bore interest at a rate of 12% per annum, compounded annually, and matured on August 4, 2017. The note was also convertible into shares of the Company's Common Stock at $1.05 per share. On August 4, 2017, the Company entered into an extension agreement with Mr. Cutaia to extend the maturity date of the note from August 4, 2017 to December 4, 2018. All other terms of the note remain unchanged and there were no additional compensation or incentive given. As of December 31, 2017, the outstanding balance of the note amounted to $122,000. On September 30, 2018, Mr. Cutaia converted $122,000 of outstanding principal amount into 116,701 shares of restricted Common Stock.
[6]	On April 3, 2016, the Company issued a convertible note payable to Oceanside Strategies, Inc. ("Oceanside"), a third party-lender, in the amount of $680,000 to consolidate all notes payable and accrued interest due to Oceanside as of that date. This note superseded and replaced all previous notes and liabilities due to Oceanside from fiscal years 2014 and 2015. The note was unsecured, bore interest at the rate of 12% per annum, compounded annually, and had an original maturity date of December 30, 2016. Pursuant to the terms of the note, the Company granted Oceanside the right to convert up to 30% of the principal amount of such note, or $204,000, into the Company's Common Stock at $1.05 per share and granted warrants to purchase up to 161,969 shares of Common Stock at $1.05 per share until April 4, 2019. On December 30, 2016, the Company entered into an extension agreement with Oceanside to extend the maturity date of the note from December 30, 2016 to August 4, 2017. All other terms of the note remain unchanged. In consideration for Oceanside's agreement to extend the maturity date to August 4, 2017, the Company granted Oceanside a warrant to purchase up to 161,969 shares of the Company's Common Stock, exercisable at $1.20 per share until December 29, 2019, with a fair value of $159,000. On August 4, 2017, the Company entered into an extension agreement with Oceanside to extend the maturity date of the note to from August 4, 2017 to April 4, 2018. All other terms of the note remain unchanged. In consideration for Oceanside's agreement to extend the maturity date to August 4, 2018, the Company granted Oceanside a warrant to purchase up to 87,787 shares of the Company's Common Stock, exercisable at $2.25 per share until August 3, 2022 with a fair value of $171,000. The Company determined that the extension of the note's maturity resulted in a debt extinguishment for accounting purposes since the fair value of the warrants granted was more than 10% of the recorded value of the original convertible note. As a result, Company recorded the fair value of the new note, which approximates the original carrying value of $680,000 and expensed the entire fair value of the warrants granted, or $171,000 as part of loss on debt extinguishment. As of December 31, 2017, the outstanding balance of the note amounted to $680,000. In March 2018, the entire principal amount due was settled through the issuance of 305,967 shares of Common Stock. As a result of this conversion, the Company also recorded a loss on debt extinguishment of $1,090,000 to account the fair value of the 65,469 shares of Common Stock issued to settle the remaining 70%, or $476,000, of the note principal and accrued interest that was not initially convertible to shares of Common Stock.
[7]	In June and August of 2017, the Company issued unsecured convertible notes to an unaffiliated third-party in the amount of $220,000 in exchange for cash of $200,000, representing an original issue discount of $10,500, and prepaid interest of $10,000. The notes bore interest at a rate of 5% per annum, matured in February and March 2018, and were convertible to shares of Common Stock at a conversion price of either $3.755 per share or $1.50 per share. As part of the issuance, the Company also (i) granted warrants to purchase up to 22,000 shares of Common Stock at $4.50 per share and (ii) issued 3,333 shares of Common Stock with a fair value $12,500. As a result, the Company recorded a debt discount of $175,000 to account for the original issue discount and prepaid interest of $21,000, the relative fair value of the warrants of $40,000, the fair value of the shares of Common Stock of $13,000 and the beneficial conversion feature of $102,000. The debt discount is being amortized to interest expense over the term of the note. As of December 31, 2017, the outstanding balance of the note was $22,000 and unamortized debt discount was $40,000. In March 2018, the entire outstanding principal amount of the notes, and all accrued interest thereon, were settled and converted into 102,900 shares of Common Stock pursuant to the conversion terms of the notes and we expensed the unamortized debt discount.
[8]	On September 26, 2017, we entered into a purchase agreement, dated September 15, 2017, with Kodiak Capital Group, LLC ("Kodiak"). Under the purchase agreement, the Company was entitled to, from time to time, in the Company's discretion, sell shares of its Common Stock to Kodiak for aggregate gross proceeds of up to $2,000,000. Unless terminated earlier, Kodiak's purchase commitment automatically terminates on the earlier of the date on which Kodiak has purchased our shares pursuant to the purchase agreement for an aggregate purchase price of $2,000,000, or September 15, 2019. The Company has no obligation to sell any shares under the purchase agreement. From September 2017 through November 2017, the Company issued three convertible notes payable totaling $320,000 in exchange for cash of $200,000, representing an original issue discount of $20,000, and settlement of financing expenses of $100,000 incurred by Kodiak pursuant to the purchase agreement. The notes were unsecured, had maturity dates starting in March 2018 through June 2018, and bore interest at a rate of 5% per annum. The notes were also convertible into shares of Common Stock at price of $3.75 per share or 70% of the 10-day VWAP prior to conversion, whichever is lower. As part of the issuances, the Company also granted Kodiak a five-year, fully vested, warrant to purchase up to 133,333 shares of Common Stock, exercisable at $2.25 and $3.00 per share. The Company determined that since there was no minimum conversion price, it could no longer determine if it had enough authorized shares to fulfill its conversion obligation. As such, pursuant to current accounting guidelines, the Company determined that the conversion feature of these three notes created a derivative with a fair value totaling $412,000 at the date of issuances. The Company accounted for the fair value of the derivative up to the face amount of the notes of $320,000 as a valuation discount to be amortized over the life of the note, and the excess of $92,000 being recorded as part of financing cost. See Note 8, Derivative Liability, to these audited consolidated financial statements for further discussion. In addition, the Company also recorded the notes' original issue discount totaling $20,000 and the $100,000 note payable issued to settle financing expenses related to the agreement with Kodiak as part of financing costs. As of December 31, 2017, the outstanding balance of the note amounted to $320,000 and unamortized debt discount was $191,000. In March 2018, the Company paid Kodiak $226,000 to settle two notes payable totaling $220,000, and all accrued interest thereon, and amortized the corresponding unamortized debt discount of $114,000 to interest expense. As part of the payment, Kodiak cancelled one note payable in the outstanding principal amount of $100,000. As a result of the note's cancellation, the Company recorded a gain on debt extinguishment of $23,000, to account for the cancellation of the $100,000 note payable, less the amortization of the corresponding debt discount of $77,000.
[9]	On December 8, 2017, the Company issued unsecured convertible notes to EMA Financial, LLC ("EMA") and Auctus Fund, LLC ("Auctus") totaling $370,000 in principal, in exchange for cash of $323,000, representing an original issue discount of $47,000. The notes bore interest at a rate of 8% per annum and matured on December 8, 2018. The notes were also convertible into shares of Common Stock at a conversion price equal to the lower of: (i) the closing sale price of the Common Stock as reported by the principal market (as defined in the notes) on the trading day immediately preceding the closing date, and (ii) 70% of either the lowest sale price for the Common Stock on the principal market during the ten (10) consecutive trading days including and immediately preceding the conversion date, or the closing bid price. The Company determined that since there was no minimum conversion price, that it could no longer determine if it had enough authorized shares to fulfill the conversion obligation. As such, pursuant to current accounting guidelines, the Company determined that the conversion feature of the note created a derivative with a fair value of $565,000 at the date of issuance. The Company accounted for the fair value of the derivative up to the face amount of the note of $370,000 as a valuation discount to be amortized over the life of the note, and the excess of $195,000 was recorded as part of financing cost. See Note 8, Derivative Liability, to these audited consolidated financial statements for discussion of derivative liability. In addition, the Company also recorded the notes' original issue discount of $47,000 as part of financing costs As part of the offering, the Company also granted EMA and Auctus a five-year warrant to acquire up to 160,000 shares of the Company's Common Stock with an exercise price of $1.65 per share. Warrants to acquire up to 80,000 shares of Common Stock contained (i) a full ratchet reset provision in the event the Company engages in a future equity offering and the Company offers equity securities at a price less than $1.65 per share and (ii) a fundamental transaction provision that could give rise to an obligation to pay cash to the warrant holder. As such, pursuant to current accounting guidelines, the Company determined that the warrant exercise price and fundamental transaction provision created a derivative with a fair value of $119,000 at the date of issuance. The Company accounted for the fair value of the derivative as part of finance cost. See Note 8, Derivative Liability, to these audited consolidated financial statements for discussion of derivative liability. As of December 31, 2017, the outstanding balance of the notes amounted to $370,000 and unamortized debt discount was $344,000. In January 2018, the Company issued similar convertible notes payable totaling $150,000 in exchange for cash of $130,000. The notes were secured by the Company's assets, bore interest of 8% per annum, matured in January 2019, and was convertible into shares of Common Stock at a conversion price equal to 70% of the Company's 10-day VWAP. The Company determined that since there was no minimum conversion price, that it could no longer determine if it had enough authorized shares to fulfill its conversion obligation. As such, pursuant to current accounting guidelines, the Company determined that the conversion feature of the notes created a derivative with a fair value of $253,000 at the date of issuance. The Company accounted for the fair value of the derivative up to the face amount of the note of $150,000 as a valuation discount to be amortized over the life of the note, and the excess of $103,000 was recorded as a financing cost. See Note 8, Derivative Liability, to these audited consolidated financial statements for discussion of derivative liability. In addition, the Company also recorded the notes' original issue discount of $20,000 as a financing cost. As part of the convertible note offering, the Company also granted a five-year warrant to acquire up to 66,667 shares of the Company's Common Stock with an exercise price of $2.10 per share. Warrants to purchase up to 33,333 shares of Common Stock included (i) a full ratchet reset provision in the event the Company engaged in a future equity offering at an offering price less than $2.10 per share and (ii) a fundamental transaction provision that could give rise to an obligation to pay cash to the warrant holder and a reset of the exercise price. As such, pursuant to current accounting guidelines, the Company determined that the warrant exercise price and fundamental transaction provision created a derivative with a fair value of $49,000 at the date of issuance. The Company accounted for the fair value of the derivative as a financing cost. See Note 8, Derivative Liability, to these audited consolidated financial statements for discussion of derivative liability. In March 2018, the Company settled the entire outstanding principal amount of the notes in cash and expensed the corresponding debt discount of $494,000.
[10]	On December 14, 2017, the Company issued an unsecured convertible note to PowerUp Lending Group, Ltd. in the amount of $105,000 in exchange for cash of $90,000, representing an original issue discount of $15,000. The note matured on September 20, 2018 and bore interest at a rate of 8% per annum. The note was convertible into shares of Common Stock at a conversion price equal to 70% multiplied by the market price, which is equal to the lowest trading price of the Common Stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date. The Company determined that since there was no minimum conversion price, it could no longer determine if it had enough authorized shares to fulfill the conversion obligation. As such, pursuant to current accounting guidelines, the Company determined that the conversion feature of the note created a derivative with a fair value of $160,000 at the date of issuance. The Company accounted for the fair value of the derivative up to the face amount of the note of $105,000 as a valuation discount to be amortized over the life of the note, and the excess of $55,000 being recorded as part of financing cost. See Note 8, Derivative Liability, to these audited consolidated financial statements for discussion of derivative liability. In addition, the Company also recorded the note's original issue discount of $15,000 as part of financing costs. As of December 31, 2017, the outstanding principal amount of the note was $105,000 and unamortized debt discount was $100,000. In March 2018, the Company settled the principal amount of the note and expensed the corresponding debt discount of $100,000.
[11]	On October 19, 2018, the Company issued an unsecured convertible note to Bellridge Capital, LP ("Bellridge"), an unaffiliated third-party entity, in the aggregate principal amount of $1,500,000 in exchange for net proceeds of $1,242,000, representing an original issue discount of $150,000, and paid legal and financing expenses of $109,000. In addition, the Company issued 96,667 shares of its Common Stock with a fair value of $595,000. The note is unsecured and does not bear interest; however, the implied interest rate was determined to be 10% since the note was issued at a 10% less than its face value. The note matures in April 2019. The note is also convertible into shares of the Company'sCommon Stock only on or after the occurrence of an uncured "Event of Default." Primarily, the Company will be in default if it does not repay the principal amount of the note, as required. The other events of default are standard for the type of transaction represented by the related securities purchase agreement and the note. The conversion price in effect on any date on which some or all of the principal of the note is to be converted shall be a price equal to 70% of the lowest VWAP during the ten trading days immediately preceding the date on which the third party provided its notice of conversion. Upon an "Event of Default" the Company will owe the third party an amount equivalent to 110% of the then-outstanding principal amount of the note in addition to of all other amounts, costs, expenses, and liquidated damages that might also be due in respect thereof. The Company has agreed that, on or after the occurrence of an Event of Default, it will reserve and keep available that number of shares of its Common Stock that is at least equal to 200% of the number of such shares that potentially would be issuable pursuant to the terms of the securities purchase agreement and the note (assuming conversion in full of the note and on any date of determination). The Company determined that, because the conversion price is unknown, the Company could not determine if it had enough authorized shares to fulfill the conversion obligation. As such, pursuant to current accounting guidelines, the Company determined that the conversion feature of the note created a derivative with a fair value of $1,273,000 at the date of issuance. As a result of the issuance of the note, the Company incurred aggregate costs of $2,126,000 related to the note's original issue discount, legal and financing expenses, the fair value of the Common Stock issued and the recognition of the derivative liability. The Company recorded these costs as a note discount up to the face value of the note of $1,500,000 and the remaining $626,000 as financing costs. The note discount is being amortized over the six-month term of the note. As of December 31, 2018, the outstanding BALANCE of the note amounted to $1,500,000 and unamortized debt discount was $881,000.
[12]	On October 30, 2018, the Company issued two unsecured convertible notes to one current investor and one otherwise unaffiliated third-party in the aggregate principal amount of $400,000. The notes bear interest at a rate of 5% per annum and will mature on April 29, 2019. Upon the Company's consummation of the contemplated underwritten public offering of the Company's Common Stock, all, and not less than all, of (i) the outstanding principal amount and (ii) the accrued interest thereunder will be converted into shares of the Company's Common Stock that shall have been registered therein. The per-share conversion price will be seventy-five percent (75%) of the offering price of the Common Stock. The Company determined that, because the conversion price is unknown, that the Company could not determine if it had enough authorized shares to fulfill the conversion obligation. As such, pursuant to current accounting guidelines, the Company determined that the conversion feature of the notes created a derivative with a fair value of $302,000 at the date of issuance and was accounted as a debt discount and is being amortized over the term of the notes payable. As of December 31, 2018, outstanding balance of the note amounted to $400,000 and unamortized debt discount of $201,000.